Post-Employment and Other Non-current Employee Benefits - Summary of Long-term Assumptions (Detail)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial:
Discount rate used to calculate the defined benefit obligation		7.50%	9.40%	7.60%
Salary increase		4.50%	4.60%	4.60%
Future pension increases		3.50%	3.60%	3.50%
Biometric:
Mortality	[1]	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability	[2]	IMSS-97	IMSS-97	IMSS-97
Normal retirement age		60 years	60 years	60 years
Rest of employee turnover	[3]	BMAR2007	BMAR2007	BMAR2007

[1]	EMSSA. Mexican Experience of Social Security (for its initials in Spanish)
[2]	IMSS. Mexican Experience of Instituto Mexicano del Seguro Social (for its initials in Spanish)
[3]	BMAR. Actuary experience